Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Growth and Income Fund, Series II shares, Invesco Van Kampen V.I. Growth and Income Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Growth and Income Fund | Series II shares, Invesco Van Kampen V.I. Growth and Income Fund
Annual Total Returns
'01	(6.05%)
'02	(14.74%)
'03	27.68%
'04	14.12%
'05	9.72%
'06	15.97%
'07	2.52%
'08	(32.21%)
'09	24.11%
'10	12.19%